Tax - Movements on deferred tax assets and liabilities during the year before offsetting (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Jan. 01, 2018
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Assets	£ 4,126	£ 5,725
Liabilities	(713)	(885)
Net deferred tax (liability) asset	(3,777)	(4,840)	£ (4,840)	£ 4,040
At 1 January	3,413	4,840
Income statement	(436)	(1,417)	(458)
Other comprehensive income	47	308
Other movements	126	(318)
At 31 December	3,777	3,413	4,840
Assets	4,535	4,126	5,725
Liabilities	(758)	(713)	(885)
Net deferred tax (liability) asset	3,777	4,840	4,840	(4,040)
Share-based payments and deferred compensation [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Assets	384	732
Liabilities	0	0
Net deferred tax (liability) asset	(359)	(732)	(732)	384
At 1 January	384	732
Income statement	(26)	(307)
Other comprehensive income	(13)	(22)
Other movements	14	(19)
At 31 December	359	384	732
Assets	359	384	732
Liabilities	0	0	0
Net deferred tax (liability) asset	359	732	732	(384)
Other provisions [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Assets	157	251
Liabilities	0	0
Net deferred tax (liability) asset	(112)	(251)	(251)	157
At 1 January	157	251
Income statement	(62)	(69)
Other comprehensive income	8	0
Other movements	9	(25)
At 31 December	112	157	251
Assets	112	157	251
Liabilities	0	0	0
Net deferred tax (liability) asset	112	251	251	(157)
Retirement benefit obligation [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Assets	52	91
Liabilities	(218)	0
Net deferred tax (liability) asset	389	(91)	(91)	(166)
At 1 January	(166)	91
Income statement	(120)	(322)
Other comprehensive income	(98)	49
Other movements	(5)	16
At 31 December	(389)	(166)	91
Assets	46	52	91
Liabilities	(435)	(218)	0
Net deferred tax (liability) asset	(389)	91	91	166
Cash flow hedges [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Assets	1	0
Liabilities	(76)	(333)
Net deferred tax (liability) asset	(29)	333	333	(75)
At 1 January	(75)	(333)
Income statement	7	0
Other comprehensive income	96	262
Other movements	1	(4)
At 31 December	29	(75)	(333)
Assets	39	1	0
Liabilities	(10)	(76)	(333)
Net deferred tax (liability) asset	29	(333)	(333)	75
Available for sale investments [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Assets	200	183
Liabilities	(161)	(141)
Net deferred tax (liability) asset	(39)	(39)	(42)
At 1 January	39	42
Income statement	8	0
Other comprehensive income	108	(3)
Other movements	6	0
At 31 December	145	39	42
Assets	180	200	183
Liabilities	35	(161)	(141)
Net deferred tax (liability) asset	39	39	42
Fixed asset timing differences [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Assets	1,266	1,801
Liabilities	(28)	(92)
Net deferred tax (liability) asset	(1,276)	(1,709)	(1,709)	1,238
At 1 January	1,238	1,709
Income statement	(14)	(353)
Other comprehensive income	0	0
Other movements	52	(118)
At 31 December	1,276	1,238	1,709
Assets	1,292	1,266	1,801
Liabilities	(16)	(28)	(92)
Net deferred tax (liability) asset	1,276	1,709	1,709	(1,238)
Loan impairment allowance [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Assets	108	151
Liabilities	0	0
Net deferred tax (liability) asset	(601)	(151)	(151)	735
At 1 January	108	151
Income statement	(84)	(38)
Other comprehensive income	(48)	0
Other movements	(2)	(5)
At 31 December	601	108	151
Assets	601	108	151
Liabilities	0	0	0
Net deferred tax (liability) asset	601	151	151	(735)
Tax losses carried forward [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Assets	596	503
Liabilities	0	0
Net deferred tax (liability) asset	(529)	(503)	(503)	596
At 1 January	596	503
Income statement	(103)	131
Other comprehensive income	1	0
Other movements	35	(38)
At 31 December	529	596	503
Assets	529	596	503
Liabilities	0	0	0
Net deferred tax (liability) asset	529	503	503	(596)
Other [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Assets	1,362	2,013
Liabilities	(230)	(319)
Net deferred tax (liability) asset	(1,115)	(1,694)	(1,694)	1,132
At 1 January	1,132	1,694
Income statement	(26)	(459)
Other comprehensive income	(7)	22
Other movements	16	(125)
At 31 December	1,115	1,132	1,694
Assets	1,377	1,362	2,013
Liabilities	(262)	(230)	(319)
Net deferred tax (liability) asset	£ 1,115	£ 1,694	£ 1,694	£ (1,132)